LOANS PAYABLE (Narrative) (Details) - USD ($) $ in Thousands		1 Months Ended			12 Months Ended			33 Months Ended
	May 15, 2018	Apr. 18, 2017	Jan. 31, 2017	Nov. 30, 2016	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2018	May 11, 2018	Nov. 20, 2015
Statement [Line Items]
Interest costs capitalised						$ 13,400
Proceeds from non-current borrowings					$ 0	20,000	$ 0
Proceeds from issuance of equity	$ 19,880	$ 18,300	$ 26,300	$ 36,900	19,882	88,774	$ 33,000
Sprott Facility and LMM Facility [Member]
Statement [Line Items]
Interest costs capitalised						$ 17,500
Sprott Facility [Member]
Statement [Line Items]
Interest expense on borrowings					4,900			$ 18,381
Borrowings					0			0		$ 40,000
Repayments of non-current borrowings					47,100			40,000
Sprott Facility - Third Advance [Member]
Statement [Line Items]
Proceeds from non-current borrowings					5,000
Sprott Facility - Fourth Advance [Member]
Statement [Line Items]
Proceeds from non-current borrowings					5,000
LMM Facility [Member]
Statement [Line Items]
Interest expense on borrowings					10,100
Borrowings					46,500			$ 46,500		40,000
Repayments of non-current borrowings					$ 8,100
Borrowings, interest rate basis					The LMM Facility bears interest at LIBOR plus 9.5%
Repayments of non-current borrowings and production payment termination accrual					$ 23,100
Payments of production payment termination accrual					$ 15,000
Production Payment liability										$ 11,200
Borrowings, interest rate					32.00%			32.00%
Required financing									$ 15,000
Required financing to reduce indebtedness									$ 12,000